RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Charge to the income statement
Defined benefit plans	£ 241	£ 401
Total charge to the income statement (note 11)	532	705	£ 625
Defined benefit pension schemes [Member]
Charge to the income statement
Defined benefit plans	241	401	362
Other post-retirement benefit schemes [Member]
Charge to the income statement
Defined benefit plans	4	4	7
Defined Benefit Schemes [Member]
Charge to the income statement
Defined benefit plans	245	405	369
Defined contribution pension schemes [Member]
Charge to the income statement
Defined benefit plans	241	401	362
Defined contribution pension schemes	£ 287	£ 300	£ 256